SCHEDULE OF GOODWILL (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net	$ 5,863,058
Rohuma US [Member]
Net	3,519,870
MIMO Technologies PVT Ltd [Member]
Net	$ 2,343,188